OTHER INCOME, NET	12 Months Ended
Dec. 31, 2019
Other income, net [Abstract]
OTHER INCOME, NET	NOTE 23 – OTHER INCOME, NET
	New Israeli Shekels Year ended December 31,
	2017	2018	2019
	In millions
Unwinding of trade receivables	27	25	23
Other income, net	4	3	5
	31	28	28